ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Feb. 28, 2023
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule Of Major Subsidiaries And Consolidated Variable Interest Entities And Schools

Place of
	Later of date of	incorporation (or	Percentage
	incorporation or	establishment)	of legal	Principal	Nature of
Name	acquisition	/operation	ownership	activities	company
TAL Holding Limited (“TAL Hong Kong”)	March 11, 2008	Hong Kong	100%	Intermediate holding company	Subsidiary
Beijing Century TAL Education Technology Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service	Subsidiary
Beijing Xintang Sichuang Education Technology Co., Ltd. (“Beijing Xintang Sichuang”)	August 27, 2012	Beijing	100%	Software and network development, sales, and consulting service	Subsidiary
Pengxin TAL Industrial Investment (Shanghai) Co., Ltd. (“Pengxin TAL”)	June 26, 2014	Shanghai	100%	Investment management and consulting services	Subsidiary
Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	N/A*	Sales of educational materials and products	VIE
Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	N/A*	Technology development and educational consulting service	VIE
Xinxin Xiangrong Education Technology (Beijing) Co., Ltd. (“Xinxin Xiangrong”)	June 23, 2015	Beijing	N/A*	Technology development and educational consulting service	VIE
TAL Training School (Shanghai) Co., Ltd. (“TAL Shanghai”)	February 20, 2019	Shanghai	N/A*	Learning services	VIE’s subsidiaries and schools
TAL Education Technology (Jiangsu) Co., Ltd.(“TAL Jiangsu”)	July 4, 2018	Jiangsu	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shidai TAL Education Technology (Beijing) Co., Ltd.(“Shidai TAL”)	July 26, 2018	Beijing	N/A*	Technology development and consulting service	VIE’s subsidiaries and schools
Shanghai Xueersi Education Training Co., Ltd.( “Shanghai Education” )	July 2, 2009	Shanghai	N/A*	Learning services	VIE’s subsidiaries and schools
Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	N/A*	Teaching software research and development	VIE’s subsidiaries and schools
Beijing Xueersi Technology Co., Ltd. (“Xueersi Technology” )	April 28, 2020	Beijing	N/A*	Learning services	VIE’s subsidiaries and schools

*	These entities are controlled by the Company pursuant to the contractual arrangements disclosed below.

Schedule of Variable Interest Entities

	As of February 28,	As of February 28,
	2022	2023

Cash and cash equivalents	$359,208	$331,081
Other current assets	276,804	234,186

Total current assets	636,012	565,267

Property and equipment, net	206,030	238,898
Other non-current assets	883,759	619,221

Total assets	1,725,801	1,423,386

Deferred revenue-current	182,337	213,239
Other current liabilities	583,051	449,854

Total current liabilities	765,388	663,093

Total non-current liabilities	164,169	112,807

Total liabilities	$929,557	$775,900

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Net revenues	$4,244,907	$4,193,212	$865,846
Net income	$488,866	$186,848	$206,431

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 28,
	2021	2022	2023

Net cash provided by operating activities	$727,661	$117,350	$170,478
Net cash used in investing activities	$(224,235)	$(194,349)	$(76,209)
Net cash used in financing activities	$(3,518)	$—	$—